INCOME TAXES (Schedule of Principal Components of Deferred Income Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Property, plant and equipment	$ 1,066,226	$ 1,432,778
Inventories provision	583,642	691,170
Tax losses	95,506,037	84,321,238
Contingent liabilities	880,351	5,969,728
Derivative liabilities		26,462
Bad debts provision	3,213,547	1,190,463
Deferred subsidies	4,580,462	8,414,300
Impairment for long-lived assets	49,995,931	51,242,022
Warranty provision	7,861,035
Silicon income	456,563
Others	1,495,083	1,113,886
Total gross deferred tax assets	165,638,877	154,402,047
Valuation allowance on deferred tax assets	(145,288,802)	(134,888,129)
Net deferred tax assets	20,350,075	19,513,918
Analysis as
Current	11,437,218	5,272,284
Non-current	8,912,857	14,241,634
Net deferred tax assets	20,350,075	19,513,918
Deferred tax liabilities:
Property, plant and equipment	216,326	201,239
Prepaid land use right	303,643	318,548
Derivative assets		116,905
Total deferred tax liabilities	519,969	636,692
Analysis as:
Current	69,017	53,984
Non-current	450,952	582,708
Total deferred tax liabilities	$ 519,969	$ 636,692